Shareholders' equity - Meetings (Details) - MXN ($) $ / shares in Units, $ in Millions										12 Months Ended
	Dec. 28, 2018	Jun. 29, 2018	Jan. 26, 2018	Jan. 25, 2018	Dec. 27, 2017	May 30, 2017	Dec. 30, 2016	Dec. 05, 2016	May 26, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 21, 2018	Dec. 08, 2017
Other capital disclosures
Accumulated reserves for the payment of dividends	$ 4,949	$ 4,279			$ 4,676	$ 4,234	$ 13,624		$ 3,844
Share premium											$ 16,956
Dividend payables												$ 1,950		$ 1,950
Dividends paid, classified as financing activities				$ 1,822						$ 11,050	$ 8,910	$ 17,468
Fund to repurchase own shares													$ 12,800
Shares repurchased										5,671,453
Value of shares repurchased										$ 145
Merger | Corporate restructuring and mergers
Other capital disclosures
Number of shares issued			175,746,122,497
Par value			$ 0.10
Share premium			$ 17,574
Nominal value after reverse split			$ 3.780782962
Number of shares cancelled due to reverse split			264,464,365,125
Number of shares issue due to reverse split			6,994,962,889
Increase in unsubscribed share capital			$ 1,671
Number of treasury shares cancelled			207,968,532
Shares issued and held as treasury shares			650,000,000
Fixed capital: Series "F" shares
Other capital disclosures
Increase in capital stock								$ 786
Number of shares issued								7,862,838,825
Par value								$ 0.10
Fixed capital: Series "F" shares | Merger | Corporate restructuring and mergers
Other capital disclosures
Number of shares issued			147,353,683,122
Fixed capital: Series "B" shares | Merger | Corporate restructuring and mergers
Other capital disclosures
Number of shares issued			28,392,439,375